Employee Benefits Plans Net Periodic Benefit Cost (Details) - MidAmerican Energy Company [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
United States Pension Plan of US Entity [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Service Cost	$ 12	$ 14	$ 18
Defined Benefit Plan, Interest Cost	32	35	33
Defined Benefit Plan, Expected Return on Plan Assets	(46)	(45)	(45)
Defined Benefit Plan Net Amortization	2	1	11
Defined Benefit Plan, Net Periodic Benefit Cost	0	5	17
United States Postretirement Benefit Plan of US Entity [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Service Cost	7	6	5
Defined Benefit Plan, Interest Cost	9	10	8
Defined Benefit Plan, Expected Return on Plan Assets	(15)	(15)	(13)
Defined Benefit Plan Net Amortization	(3)	(3)	(3)
Defined Benefit Plan, Net Periodic Benefit Cost	(2)	(2)	(3)
MidAmerican Energy Company [Member] | United States Pension Plan of US Entity [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Net Periodic Benefit Cost	(4)	1	11
MidAmerican Energy Company [Member] | United States Postretirement Benefit Plan of US Entity [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Net Periodic Benefit Cost	$ 0	$ 0	$ (1)